Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
(6)           Fair Value Measurements

In accordance with the Fair Value Measurements Topic of the Financial Accounting Standards Board Accounting Standards Codification, the Trust established a three-level valuation hierarchy for disclosure of fair value measurements.  The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

          Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date.  An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  The value of any exchange-traded futures contracts and options fall into this category.  As of December 31, 2016, the Trust did not have any Level 1 assets of liabilities.

          Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  This category includes forward currency contracts, options on forward currency contracts and fixed income securities that are valued using models or other valuation methodologies derived from observable market data.  As of December 31, 2016 and December 31, 2015, respectively, the Trust did not have any Level 2 assets of liabilities.

          Level 3 inputs are unobservable inputs for an asset or liability.  Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.  As of December 31, 2016 and December 31, 2015, respectively, the Trust did not have any Level 3 assets or liabilities.

An asset or liability’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.  The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The Trust’s exchange-traded futures contracts and options on futures contracts are valued based on quoted prices (unadjusted) in active markets for identical assets or liabilities.

As of December 31, 2016, the Trust held no assets or liabilities measured at fair value.  The following table presents the Trust’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets
Net unrealized gain on open contracts:
Futures positions	$3,414	$-	$-	$3,414
	3,414	-	-	3,414
Liabilities
Options written on futures contracts	(8,059)	-	-	$(8,059)
	(8,059)	-	-	(8,059)

Total fair value	$(4,645)	$-	$-	$(4,645)